Trade payables (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts	₪ 27,934	$ 7,660		₪ 21,339
Checks payables	269	74		283
Total Trade payables	₪ 28,203	$ 7,734	[1]	₪ 21,622

[1]	Convenience Translation into US Dollars.